SUPPLEMENT DATED OCTOBER 3, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund. Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager and research analyst in the Equity Division. He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund. Prior to 2002, he was director of finance for MGM Mirage, Inc. Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania. He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.








This Supplement is dated October 3, 2007.


(To be used with VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995 Rev. 05/07, VC3656
Rev. 05/07,  VC3657 Rev. 05/07,  VC3723 Rev. 05/07,  NV3174CE Rev. 05/07, NV3784
Rev. 05/07, VC4224 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, NV5890 Rev.
05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5825 Rev.
05/07,  NV5825 Rev.  05/07,  VC5884 Rev. 05/07,  VC5885 Rev.  05/07,  HR105 Rev.
05/07, and VC2440 Rev. 05/07.)

                                                                     V6180 10/07

               SUPPLEMENT DATED OCTOBER 3, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, PLEASE DELETE THE SECOND BULLET IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

o Tucker Scott, CFA (EXECUTIVE VICE PRESIDENT) has been a manager of the Fund since October 2007. Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods. Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.








This Supplement is dated October 3, 2007.


(To be used with VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995 Rev. 05/07, VC3656
Rev. 05/07,  VC3657 Rev. 05/07,  VC3723 Rev. 05/07,  NV3174CE Rev. 05/07, NV3784
Rev. 05/07, VC4224 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, NV5890 Rev.
05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5825 Rev.
05/07,  VC5884 Rev. 05/07,  VC5885 Rev. 05/07, HR105 Rev. 05/07, and VC2440 Rev.
05/07.)

                                                                     V6181 10/07

                        SUPPLEMENT DATED OCTOBER 3, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 127, PLEASE DELETE THE TABLE FOR JEFFREY A. EVERETT, CPA, FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" AND REPLACE IT WITH THE FOLLOWING:

JNL/Franklin Templeton Global Growth Fund
                                                                  Number of                     Total
Tucker Scott                                                      ACCOUNTS                     ASSETS
                                                                  --------                     ------
registered investment companies:                                     15                       $37,451.7
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                     5                       $2,064.7
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                      26                       $5,148.8
                                                           ------------------------    ------------------------


ON PAGE 129, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------- ---------------------------- ----------------------------- ------------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                               Murdo Murchison, CFA              Tucker Scott            Lisa F. Myers, CFA
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
None                                             X                            X                           X
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$1-$10,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$10,001-$50,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$50,001-$100,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$100,001-$500,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$500,001-$1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
Over $1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------

ON PAGE 132, PLEASE DELETE THE TABLE FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" AND REPLACE IT WITH THE FOLLOWING:

JNL/T. Rowe Price Established Growth Fund                       Number of                     Total
P. Robert Bartolo                                               ACCOUNTS                      ASSETS*
registered investment companies:                                   11                    $23,167,412,623
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                   1                     $113,408,350
                                                           ------------------------    ------------------------
other accounts:                                                     5                     $368,132,318
                                                           ------------------------    ------------------------

ON PAGE 133, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND" AND REPLACE IT WITH THE FOLLOWING:

--------------------------------------- --------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                           P. Robert Bartolo
--------------------------------------- --------------------------
--------------------------------------- --------------------------
None                                                X
--------------------------------------- --------------------------
--------------------------------------- --------------------------
$1-$10,000
--------------------------------------- --------------------------
--------------------------------------- --------------------------
$10,001-$50,000
--------------------------------------- --------------------------
--------------------------------------- --------------------------
$50,001-$100,000
--------------------------------------- --------------------------
--------------------------------------- --------------------------
$100,001-$500,000
--------------------------------------- --------------------------
--------------------------------------- --------------------------
$500,001-$1,000,000
--------------------------------------- --------------------------
--------------------------------------- --------------------------
Over $1,000,000
--------------------------------------- --------------------------

This Supplement is dated October 3, 2007.

(To be used with V3180 Rev. 05/07.)

                                                                     V6182 10/07